Revenue (Details) - Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Receivables Unbilled Receivables Contract Assets and Contract Liabilities [Abstract]
Net of allowance for credit losses	$ 1,130	$ 1,337